Subsequent Events (Details) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Nov. 03, 2021 vessel	Sep. 06, 2021 vessel	Feb. 05, 2021 vessel
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 7) | $			$ 72,065	$ 0
Proceeds from Sale of Property, Plant, and Equipment | $			$ 44,675	$ 85,892
Debt Covenant Minimum Hull Coverage Ratio			100.00%
Suezmax and Aframax Tankers | September 2021 sale Leaseback
Subsequent Event [Line Items]
Number Of Vessels | vessel		4	4
Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels | vessel		1	1			1
Proceeds from Sale of Property, Plant, and Equipment | $		$ 11,700	$ 11,700
Aframax Tankers
Subsequent Event [Line Items]
Number Of Vessels | vessel							2
Proceeds from Sale of Property, Plant, and Equipment | $			$ 32,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 7) | $	$ 68,900
Sale Leaseback Transaction, Lease Terms	seven
Debt Covenant Minimum Hull Coverage Ratio	105.00%
Subsequent Event [Member] | Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels | vessel					1
Subsequent Event [Member] | Aframax Tankers | November 2021 Sale Leaseback
Subsequent Event [Line Items]
Number Of Vessels | vessel					4